Goodwill and Other Intangible Assets - Rollforward of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Goodwill [Roll Forward]
Balance, beginning	$ 199.5
Balance, ending	194.9	$ 199.5
Europe Building Products
Goodwill [Roll Forward]
Balance, beginning	199.5	209.3
Foreign exchange impact	$ (4.6)	(9.8)
Balance, ending		$ 199.5